Deferred tax assets and liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred Tax Assets
Tax net operating losses	$ 16,781	$ 16,481
Other compensation related	6,226	5,843
Unrealized and realized capital losses, net	4,839	7,835
Share-based compensation	3,622	3,405
Deferred income	578	3,500
Write-down of Collateralized Debt Obligation and other investments	169	3,331
Other	1,944	2,560
Total deferred tax assets	34,159	42,955
Valuation allowance	(20,069)	(21,030)
Total deferred tax asset, net of valuation allowance	14,090	21,925
Deferred Tax Liabilities
Intangible assets	92,823	73,269
Property and equipment	5,323	5,902
State taxes	5,156	3,546
Deferred sales commissions	4,927	3,788
Costs of internal-use software	2,811	2,630
Other	1,595	1,791
Total gross deferred tax liability	112,635	90,926
Net deferred tax liability	$ 98,545	$ 69,001